Equity	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
EQUITY

NOTE 14 – EQUITY:

a.	Share capital:

1)	Composed as follows:

	Number of shares				Amount
	Authorized		Issued and paid		Authorized		Issued and paid
	December 31,		December 31,		December 31,		December 31,
	2023	2022	2023	2022	2023	2022	2023	2022
	In thousands				NIS in thousands		USD in thousands
Ordinary shares of no par value as of December 31, 2022, and 2023	200,000	200,000	27,989	24,661	-	-	-	-

2)	The ordinary shares confer upon their holders’ voting rights and the right to participate in shareholders’ meetings, the right to receive dividends and the right to participate in surplus assets in the event of liquidation of the Company.

3)	On June 17, 2022, the Company’s shareholders approved to increase the authorized number of shares from 50 million to 200 million.

4)	On July 7, 2022, the Company effected a reverse split of the Company’s authorized and outstanding ordinary shares at a ratio of 20:1 (the “Reverse Split”) and increased the authorized number of shares. Those changes were approved by the Company’s shareholders on June 17, 2022. On July 8, 2022, following the Reverse Split, the Company effected a change in the American Depositary Share (“ADS”) ratios for its American Depositary Receipt program such that each ADS represents one ordinary share of no-par value of the Company (the “Ordinary Share”), instead of twenty (20) pre-Reverse Split Ordinary Shares. The change in the ADS ratio is a technical change made in order to align the ratio so that one ADS equals to one Ordinary Share.

5)	On November 14, 2022, the Company effected a change in the ratio of ordinary shares to each of the Company’s American Depositary Shares (“ADSs”), such that after the Reverse Split is implemented each ADS will represent 15 post-Split Ordinary Shares. The effect of such consolidation was applied retrospectively for all the number of shares, warrants, related par value and others presented in this note and elsewhere in the interim condensed consolidated financial statements.

6)	On June 9, 2023, the Company issued 863,100 Ordinary Shares to Metagramm as part of the share purchase agreement. See note 4O.

7)	On July 3, 2023, the Company issued 169,920 Ordinary Shares to Polyrizon as part of the share purchase agreement. See note 4H.

8)	On August 8, 2023, the Company issued 328,506 Ordinary Shares to Pure Capital as part of the stock transfer agreement of Odysight.ai with a fair value of USD 105 thousand. See note 4C.

9)	On November 6, 2023, the Company issued 1,293,450 Ordinary Shares in relation to RSUs grants.

10)	On December 26, 2023, the Company issued 673,019 Ordinary Shares to Gix Internet. See note 4F.

b.	Share offering to the public and existing shareholders:

On July 19, 2023, the Warrants C expired and were removed from the trading list.

During 2023 all the rest of the outstanding warrants of the Company expired.

The following table summarizes warrants outstanding as of December 31, 2022:

Series	Date of grant	Number of warrants conversion to equivalent ADSs	exercise price per warrant in USD	Expiration date
Series L (*)	November 2017	6,750	135	May 27, 2023
Warrants C (*)	July 2018	176,045	52.5	July 18, 2023
Warrants C (**)	July 2018	28,377	52.5	July 18, 2023
HCW warrants (*)	July 2018	13,242	65.63	July 18, 2023
Total		224,414

*	These warrants, under certain circumstances, can be exercised via cashless exercise mechanism as defined in the warrant agreement. Therefore, the warrants were classified as financial liabilities measured at fair value through profit or loss at each reporting period (see note 5).

**	Recorded in equity, all the warrants expired during 2023.

c.	Share based payments:

1)	In August 2013, the Company’s board of directors approved and adopted the Company’s 2013 Share Option and Incentive Plan, or the 2013 Plan, which expires in August 2023. The 2013 Plan provides for the issuance of shares and the granting of options, restricted shares, restricted share units and other share-based awards to employees, directors, officers, consultants, advisors, and service providers of us and the Company U.S. Subsidiary. The Plan provides for awards to be issued at the determination of The Company board of directors in accordance with applicable law.

2)	The following are the grants of options to employees and other service providers:

Date of grant	Number of options granted	exercise price per option to ordinary shares	Exercise currency	Fair value on grant date (USD in thousands)	Number of options outstanding- December 31, 2023	Number of options exercisable at December 31, 2023	Expiration date
January 2019(*)	150,000	11.8	NIS	257	112,500	112,500	January 9, 2025
July 2019(*)	62,500	11.8	NIS	92	62,500	62,500	July 25, 2025
June 2020	62,500	11.8	NIS	82	62,500	62,500	May 31, 2026
July 2020(*)	37,500	8.96	NIS	36	37,500	37,500	July 8, 2026
October 2020	15,000	11.8	NIS	21	15,000	15,000	October 21, 2026
June 2021(*)	900,000	1.783	USD	1,221	900,000	825,000	June 29, 2027
June 2021	280,000	1.783	USD	380	262,500	240,625	June 29, 2027
June 2021	100,000	1.783	USD	136	100,000	83,333	June 1, 2027
October 2021	90,000	1.783	USD	91	75,000	50,000	October 12, 2027
Total	1,697,500				1,627,500	1,488,958

(*)	Granted to related parties.

The fair value of all of the options was calculated using the Black and Scholes options pricing model, and based on the following assumptions:

Date of grant	Fair value on grant date- in thousands	Share price on date of grant	Expected dividend	Expected volatility	Risk free interest	Vesting conditions	Expected term
January 2019	947 NIS	10.12 NIS	None	74%	1.45%	will vest in 12 equals quarterly instalments over a three-year period commencing October 1, 2018	6 years
July 2019	325 NIS	8.72 NIS	None	75%	1.12%	25% will vest on the first anniversary of the grant date and 75% will vest on a quarterly basis over a period of three years thereafter	6 years
June 2020	282 NIS	7.94 NIS	None	74%	0.53%	will vest in 12 equals quarterly instalments over a three-year period commencing June 1, 2020	6 years
July 2020	124 NIS	5.8 NIS	None	74%	0.37%	will vest in 12 equals quarterly instalments over a three-year period commencing July 9, 2020	6 years
October 2020	70 NIS	8 NIS	None	76%	0.42%	will vest in 12 equals quarterly instalments over a three-year period commencing October 22, 2020	6 years
June 2021	1,737 USD	1.8 USD	None	87%	0.69%	will vest over a period of 3 years commencing on April 1, 2021(except for 2,000,000 options commencing on June 1, 2021), with 1/12 of such options vesting at the end of each subsequent three-month period following the grant	6 years
October 2021	91 USD	1.4 USD	None	85%	0.47%	will vest over a period of 3 years commencing on October 12, 2021, with 1/12 of such options vesting at the end of each subsequent three-month period following the grant	6 years

3)	The changes in the number of share options and the weighted averages of their exercise prices are as follows:

	For the year ended December 31,
	2023		2022		2021
	Number of options	Weighted average of exercise price per 1 ordinary share-(NIS)	Number of options	Weighted average of exercise price per 1 ordinary share-(NIS)	Number of options	Weighted average of exercise price per 1 ordinary share-(NIS)
Outstanding at the beginning of year	1,673,850	7.00	1,674,950	7.02	348,182	13.6
Granted	-	-	-	-	1,370,000	5.81
Forfeited	(32,500)	5.78	(1,100)	32.4	(42,778)	17.23
Expired	(13,850)	32.4	-	-	(454)	410
Outstanding at year end	1,627,500	6.81	1,673,850	7.00	1,674,950	7.02
Exercisable at year end	1,488,958	6.91	1,039,579	7.57	530,054	8.78

4)	The amounts of expenses that were recorded for options to employees and other service providers are USD 198 thousand, USD 624 thousand and USD 1,049 thousand for the years ended December 31, 2023, 2022 and 2021, respectively.

5)

The plans are intended to be governed by the terms stipulated by Section 102 to the Israeli Income Tax Ordinance (except for the options to controlling shareholders and directors).

In accordance with these general rules and the track chosen by the Company pursuant to the terms thereof, in respect of options granted to employees under the option allotment plan, the Company is not allowed to claim as an expense for tax purposes the amounts credited to employees as a benefit, including amounts recorded as salary benefits in the Company’s books, with the exception of the salary-benefit component, if exists, determined on the grant date.

d.	Dividends:

In December 2022, the Company distributed dividends in an aggregated amount of USD 1,582 thousand.

e.

Restricted Share Units

On June 15, 2023, the Board approved a grant of restricted share units (RSUs) to the Company’s Directors, Chief Executive Officer (“CEO”), Chief Financial Officer (“CFO”), employees and to an advisor of the Company, subject to the approval of shareholders at the general meeting of the shareholders.

On August 8, 2023, the Company’s shareholders approved the RSUs grants at the Company’s annual general meeting. The RSUs shall vest over a period of three years commencing on January 1, 2023, with 1/12 of such options vesting at the end of each subsequent three-month period following the grant.

The RSUs grant will be in accordance and pursuant to Section 102 of the Income Tax Ordinance [New Version] (“Tax Ordinance”), if applicable, and the RSUs will be accelerated upon the closing of a material transaction, resulting in change of control of the Company.

During the year ended December 31, 2023, the Company recognized an expense in the aggregated amount of USD 472 thousand in relation to these RSUs.